Treasury shares	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Treasury shares
21.	TREASURY SHARES
On June 5, 2019, the Board of Directors of the Company authorized a share repurchase program (“Share Repurchase Program 2019”), pursuant to which the Company was authorized to repurchase its own issued and outstanding American depositary shares (“ADSs”) up to an aggregate value of US$10 million from the open market, in negotiated transactions off the market, or through other legally permissible means in accordance with applicable securities laws from time to time. On July 19, 2019, the Company repurchased an aggregate of 431,556 ADSs, representing 863,112 Class A ordinary shares under the Share Repurchase Program 2019, at an average price of $6.95 per ADS, for US$2,999,314 (RMB20,638,881).
On May 29, 2020, the Company entered ADS Repurchase Agreements with Minghuai L.P., Xiehuai L.P. and Haitong International Investment Holding Limited which repurchased an aggregate of 1,398,516 ADSs, under Share Repurchase Program 2019, representing 2,797,032 Class A ordinary shares, at an average price of $5.00 per ADS, for US$6,992,580 (RMB49,219,318) in 2020.
On March 2, 2021 and August 19, 2021, the Board of Directors of the Company authorized two share repurchase program (“Share Repurchase Programs 2021”), respectively, pursuant to which the Company may repurchase up to total US$100 million worth of its outstanding (i) American depositary shares (“ADSs”), each representing two Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 12 months starting from the effective date (the “Effective Date”) of the share repurchase programs.
On March 15, 2021, the Company entered ADS Repurchase Agreements with Xiehuai L.P. which repurchased an aggregate of 3,000,000 ADSs, under Share Repurchases Programs 2021, representing 6,000,000 Class A ordinary shares, at an average price of $9.45 per ADS, for US$28,350,000 (RMB184,728,600).
Under Share Repurchase Programs 2021, the Company may repurchase its ADSs from time to time through open market transactions at prevailing market prices, privately negotiated transactions, block trades or any combination thereof. In 2021, the Company repurchased an aggregate of 7,500,928 ADSs, representing 15,001,856 Class A ordinary shares under the Share Repurchase Programs 2021, at an average price of $5.33 per ADS, for US$39,952,104 (RMB259,672,572).
As of December 31, 2021, the Company repurchased an aggregate of 12,331,000 ADSs, representing 24,662,000 Class A ordinary shares under the Share Repurchase Program 2019 and Share Repurchase Programs 2021, at an average price of $6.35 per ADS, for US$78,293,998 (RMB514,259,371). As of December 31, 2021,
1,337,242
shares were transferred to employees when they exercise their ESOP. The remaining balance of treasury shares represents 23,324,758 Class A ordinary shares, at an average price of $6.35 per ADS, for US$74,111,604 (RMB485,263,213). These shares were recorded at their purchase cost on the consolidated balance sheets and have not been cancelled as of December 31, 2021.